Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change In Accounting Estimate [Line Items]
Real estate acquired by foreclosure	39,922,000	$ 71,562,000
Foreclosed Properties Acquired In Compliance With Hud Servicing Guidelines [Member]
Change In Accounting Estimate [Line Items]
Real estate acquired by foreclosure	9,500,000
Deposit Bases Member [Member]
Change In Accounting Estimate [Line Items]
Intangible assets, amortized period	10 years
Minimum [Member] | Building [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment	7 years
Minimum [Member] | Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment	3 years
Minimum [Member] | Non Accruing [Member]
Change In Accounting Estimate [Line Items]
Impaired commercial loans	1,000,000
Maximum [Member] | Building [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment	45 years
Maximum [Member] | Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment	15 years